Note 7 - Intangible Assets	6 Months Ended
Jun. 30, 2012
Intangible Assets Disclosure [Text Block]
7.            INTANGIBLE ASSETS

A summary of intangible assets as of June 30, 2012 is as follows:

	June 30, 2012
	Gross Carrying Amount	Accumulated Amortization	Net	Weighted Average Amortization Period (in years)
Customer relationships	$110,000	$(2,000)	$108,000	5
Noncompete agreements	278,000	(8,000)	270,000	5
Contract backlog	409,189	(13,733)	395,456	1.5 years
Total	$797,189	$(23,733)	$773,456	3.2 years

Amortization expense for the period ended June 30, 2012 was $23,733.